RECLAMATION PROVISION (Tables)	12 Months Ended
Dec. 31, 2017
Asset retirement obligation
Asset retirement obligation and environmental remediation liability
Schedule of environmental remediation liability and reclamation provisions

	Year Ended December 31, 2017	Year Ended December 31, 2016

Asset retirement obligations – long-term, beginning of year	$259,706	$269,068

Asset retirement obligations – current, beginning of year	5,953	4,443

Current year additions and changes in estimate, net	58,891	(9,112)

Current year accretion	5,247	3,847

Liabilities settled	(1,115)	(1,113)

Foreign exchange revaluation	21,004	(1,474)

Reclassification from long-term to current, end of year	(8,609)	(5,953)

Asset retirement obligations – long-term, end of year	$341,077	$259,706

Environmental remediation liability
Asset retirement obligation and environmental remediation liability
Schedule of environmental remediation liability and reclamation provisions

	Year Ended December 31, 2017	Year Ended December 31, 2016

Environmental remediation liability – long-term, beginning of year	$5,602	$7,231

Environmental remediation liability – current, beginning of year	3,240	1,802

Current year additions and changes in estimate, net	850	243

Liabilities settled	(4,559)	(1,606)

Foreign exchange revaluation	487	1,172

Reclassification from long-term to current, end of year	(1,429)	(3,240)

Environmental remediation liability – long-term, end of year	$4,191	$5,602